Leases, Lease Arrangements as Lessor (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2023	$ 81,772
2024	50,429
2025	19,362
2026	16,425
2027and thereafter	91,180
Total	$ 259,168
Estimated off-hire time	20 days
Cargill International SA [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Central Tankers Chartering Inc [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4